Property, plant and equipment - Summary of right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	$ 1,228	$ 1,178
Adjustment on currency translation	49	(61)
Additions	637	570
Depreciation for the year	(510)	(478)
Net impairment (charges)/reversals	(4)	5
Newly consolidated operations	48	0
Disposals	(13)	0
Transfers and other movements	(14)	14
Net book value, end of period	1,421	1,228
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	524	543
Adjustment on currency translation	28	(37)
Additions	61	150
Depreciation for the year	(110)	(125)
Net impairment (charges)/reversals	0	0
Newly consolidated operations	0	0
Disposals	(10)	0
Transfers and other movements	(24)	(7)
Net book value, end of period	469	524
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	704	635
Adjustment on currency translation	21	(24)
Additions	576	420
Depreciation for the year	(400)	(353)
Net impairment (charges)/reversals	(4)	5
Newly consolidated operations	48	0
Disposals	(3)	0
Transfers and other movements	10	21
Net book value, end of period	$ 952	$ 704